CAPITAL STOCK (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($) Share Year $ / shares shares	Dec. 31, 2018 CAD ($) Share Year $ / shares shares	Dec. 31, 2018 USD ($) Share Year shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for exercise of stock options (shares) | shares	1,790,300	192,500	192,500
Shares issued for exercise of options	$ 2,103,000	$ 186,000
Employment and consulting agreements (Shares) | shares		21,084	21,084
Employment and consulting agreements		$ 24,000
Shares issued pursuant to credit facility (Shares) | shares		381,321	381,321
Shares issued pursuant to credit facility		$ 602,000	$ 465
Shares issued pursuant to credit facility, value per share | $ / shares		$ 1.58
Description of stock option plan	The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time.
Description of option vesting schedule	options granted for investor relations services that vest 25% every 4 months from the date of grant.
Weighted average remaining contractual life of outstanding share options | Year	3.10	2.80	2.80
Share-based Payments	$ 2,423,000	$ 1,821,000
Weighted average fair value of the stock options granted	$ 0.97	$ 0.78
Number of share options granted in share-based payment arrangement | Share	1,740,000	1,810,000	1,810,000
Capital stock [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued for exercise of options	$ 2,103,000	$ 186,000
Incentive Stock Grant Program [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares issued pursuant to an incentive stock grant program (shares) | shares	346,865	204,963	204,963
Shares issued pursuant to an incentive stock grant program		$ 266,000
Exploration expenditure		$ 166,000
Restricted Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued as 70% paid in shares from total shares awarded | shares	239,405
Value of shares issued as 70% paid in shares from total shares awarded	$ 407,000
Number of shares issued as remaining 30% settled in cash from total shares awarded | shares	107,460
Share issue price per share | $ / shares	$ 1.70
Total of RSU's are reserved for issuance | Share	3,200,000